Schedule of Due to Related Parties and Related Party Transactions (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Kelvin Ang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 23,387			$ 392,136		$ 83,388	$ 30,772	$ 522,847
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	23,387			392,136		83,388	$ 30,772	$ 522,847
Fine Build Ninefold Group Construction Company Private Limited [Member]
Related Party Transaction [Line Items]
Supply construction material
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Payments for Rent	273,600	$ 360,000	$ 360,000	540,000	720,000
Fastfixs System Pte Ltd [Member]
Related Party Transaction [Line Items]
Professional Fees	152,000	200,000	141,000	163,125	217,500	138,000
Labor and Related Expense	$ 98,333	$ 129,385	$ 107,320	$ 197,276	$ 263,034	$ 43,004